Subsequent Events (Details)			12 Months Ended
	Mar. 26, 2026 USD ($) $ / shares shares	Feb. 09, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 shares	Mar. 26, 2026 CNY (¥)	Feb. 09, 2026 CNY (¥)
Subsequent Events [Line Items]
Amount offering price | $			$ 3,900,000
Gross proceeds | $			2,000,000
Working capital and general corporate purposes | $			$ 81,430
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Number of ordinary shares purchased (in Shares) | shares	2,080,000
Price per warrant (in Dollars per share) | $ / shares	$ 1.4999975
Exercisable price per share (in Dollars per share) | $ / shares	$ 0.0000025
Subsequent Event [Member] | Loan Agreement with Bank of Communications [Member]
Subsequent Events [Line Items]
Loan amount		$ 285,996				¥ 2,000,000
Maturity date		Jun. 26, 2026
Fixed annual interest rate		2.20%				2.20%
Subsequent Event [Member] | Loan Agreement with Bank of Jiangsu [Member]
Subsequent Events [Line Items]
Loan amount	$ 428,994				¥ 3,000,000
Fixed annual interest rate	2.30%				2.30%
Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares				1,173,413
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares	520,000
Per share (in Dollars per share) | $ / shares	$ 1.5